Capital Management - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 15, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of options		663,897	1,136,375
Correspondent charge to capital reserve recycled		$ 4,898	$ 5,240
Par value change per share		$ 1.1211
Net issuance of exercised warrants	6,334,134	6,334,134
Exercise of warrants per share	$ 18.098
Repurchase of shares		(7,036,236)	(134,946)
Payment for repurchase of shares		$ 97,929	$ 2,021
Dilutive effect of potential ordinary shares		2,619,434
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		663,897	1,136,375
Proceeds from issuance of shares		$ 153	$ 3,939
Par value change per share		$ 0.002	$ 0.002
Repurchase of shares		7,036,236
Payment for repurchase of shares		$ 97,915
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value change per share		$ 0.002	$ 0.002